Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.030%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.1%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,553,609
Series 2011
01/01/2022	5.000%	1,000,000	1,003,624
Subordinated Series 2012B
01/01/2030	5.000%	1,000,000	1,007,533
01/01/2031	5.000%	750,000	755,650
Subordinated Series 2014A
01/01/2034	5.000%	1,000,000	1,093,978
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,792,636
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2025	5.000%	2,100,000	2,382,224
01/01/2035	5.000%	2,295,000	2,828,513
01/01/2044	5.000%	5,000,000	6,043,915
01/01/2049	5.000%	5,000,000	5,993,742
Total			33,455,424
Assisted Living 0.4%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,080,000	871,447
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Total			3,421,447
Charter Schools 5.7%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,755,000	1,841,644
07/01/2047	4.250%	1,000,000	1,065,654
07/01/2052	4.375%	2,255,000	2,408,701
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	530,542
07/01/2045	5.000%	2,070,000	2,174,067
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,655,452
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,748,148
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	4,076,026
City of Independence
Revenue Bonds
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,515,427
07/01/2056	4.000%	1,080,000	1,164,342
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	2,127,032
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	3,788,035
07/01/2056	4.000%	1,170,000	1,231,312
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	474,885
07/01/2055	5.000%	1,410,000	1,511,242
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	2,166,909
06/15/2054	5.000%	1,000,000	1,080,649
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	434,020
12/01/2050	4.000%	550,000	591,965
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	1,224,932
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,500,000	1,718,629
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	2,059,115
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,050,893
09/01/2047	4.125%	1,400,000	1,463,230
Series 2021
09/01/2026	2.000%	355,000	349,833
09/01/2031	4.000%	350,000	370,181
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	203,659
03/01/2043	4.625%	1,000,000	1,016,415
Housing & Redevelopment Authority of The City of St. Paul(e)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	1,130,640
06/01/2051	4.000%	1,250,000	1,222,361
06/01/2056	4.000%	1,080,000	1,044,586
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	786,996
08/01/2046	4.250%	1,000,000	1,053,980
Total			46,281,502
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	1,121,998
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	539,902
Total			1,661,900
Higher Education 7.9%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,283,196
12/01/2040	5.000%	1,350,000	1,489,688
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	558,362
03/01/2039	4.000%	500,000	558,623
03/01/2040	4.000%	1,000,000	1,117,437
03/01/2047	4.000%	2,500,000	2,793,456
College of St. Scholastica, Inc.
Series 2019
12/01/2040	4.000%	1,200,000	1,355,605
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,338,280
Macalester College
Series 2017
03/01/2029	5.000%	150,000	180,027
03/01/2030	5.000%	175,000	210,102
03/01/2042	4.000%	900,000	1,005,718
03/01/2048	4.000%	600,000	670,439
Series 2021
03/01/2040	3.000%	365,000	395,379
03/01/2043	3.000%	325,000	348,719

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	649,776
10/01/2038	4.000%	920,000	1,029,478
10/01/2045	5.000%	2,500,000	2,950,766
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	853,118
12/01/2032	5.000%	1,000,000	1,152,208
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,684,595
10/01/2035	4.000%	500,000	561,032
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	860,996
04/01/2039	4.000%	2,000,000	2,193,872
Series 2017A
10/01/2035	4.000%	800,000	907,470
10/01/2037	4.000%	750,000	847,561
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,078,105
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	362,055
12/01/2032	4.000%	350,000	359,344
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	423,953
10/01/2032	5.000%	645,000	737,793
10/01/2033	5.000%	350,000	400,396
10/01/2034	5.000%	380,000	434,112
St. Olaf College
Series 2021
10/01/2046	4.000%	1,750,000	2,040,059
10/01/2050	4.000%	1,600,000	1,858,453
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,542,057
10/01/2041	4.000%	1,000,000	1,145,668
10/01/2044	4.000%	2,750,000	3,130,670
University of Minnesota
Refunding Revenue Bonds
Series 2019B
10/01/2025	5.000%	2,720,000	3,191,585
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,983,478
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
04/01/2033	5.000%	1,725,000	2,019,873
04/01/2034	5.000%	1,855,000	2,168,596
Series 2019A
04/01/2036	5.000%	1,300,000	1,629,084
04/01/2037	5.000%	2,000,000	2,500,552
04/01/2038	5.000%	4,945,000	6,171,129
Total			64,172,865
Hospital 17.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	520,278
05/01/2051	5.000%	1,500,000	1,565,708
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	405,289
04/01/2024	4.000%	745,000	754,562
04/01/2026	4.000%	500,000	505,635
04/01/2031	4.000%	1,450,000	1,460,540
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	11,669,067
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,128,962
09/01/2035	4.000%	1,500,000	1,624,036
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,588,902
11/15/2044	5.000%	6,475,000	7,400,801
Series 2018A
11/15/2033	5.000%	2,920,000	3,607,718
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	4,000,000	4,522,646
11/15/2038	4.000%	2,630,000	2,973,798
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,938,122
04/01/2041	5.000%	675,000	754,121

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	7,268,797
11/15/2036	5.000%	12,255,000	18,105,033
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,072,518
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,554,952
Series 2016A
05/01/2028	5.000%	1,745,000	2,061,355
05/01/2037	4.000%	3,175,000	3,526,270
05/01/2046	5.000%	3,500,000	4,072,294
Series 2019
05/01/2048	5.000%	5,000,000	6,059,879
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2025	4.000%	1,390,000	1,506,492
03/01/2026	4.000%	1,445,000	1,591,599
03/01/2037	4.000%	7,660,000	7,997,203
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,669,837
02/15/2048	4.250%	1,000,000	1,127,382
02/15/2048	5.000%	1,300,000	1,527,794
02/15/2058	5.000%	6,000,000	7,038,054
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	1,615,000	1,908,913
Duluth Economic Development Authority(f)
Refunding Revenue Bonds
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	395,830
06/15/2038	4.000%	375,000	422,692
06/15/2039	4.000%	225,000	252,727
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	2,211,052
11/15/2034	5.000%	1,900,000	2,288,046
11/15/2036	4.000%	1,200,000	1,361,818
11/15/2037	4.000%	600,000	679,586
11/15/2043	4.000%	3,000,000	3,384,488
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,438,943
07/01/2035	4.000%	10,630,000	11,611,669
Total			143,555,408
Joint Power Authority 3.0%
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	262,729
12/01/2025	5.000%	400,000	419,874
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	281,399
10/01/2033	5.000%	250,000	281,244
Series 2014A
10/01/2035	5.000%	1,000,000	1,122,813
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,112,949
10/01/2047	5.000%	500,000	584,001
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	248,107
01/01/2035	5.000%	170,000	200,607
01/01/2036	5.000%	180,000	211,737
01/01/2041	5.000%	400,000	468,647
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	357,430
01/01/2031	5.000%	460,000	483,527
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,162,950
01/01/2041	5.000%	2,550,000	2,938,458
01/01/2046	5.000%	2,000,000	2,290,649
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,193,206

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,563,431
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,160,729
Total			24,344,487
Local Appropriation 2.2%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,857,939
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	883,124
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,127,780
02/01/2042	4.000%	5,250,000	5,572,237
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	490,768
05/01/2031	4.000%	450,000	489,564
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	600,019
02/01/2038	4.000%	1,000,000	1,162,919
02/01/2039	3.000%	565,000	611,253
Series 2020C
02/01/2040	2.500%	4,285,000	4,405,907
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2038	4.000%	390,000	447,768
02/01/2041	4.000%	635,000	722,717
Total			18,371,995
Local General Obligation 24.7%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	5,290,201
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
02/01/2039	4.000%	8,905,000	10,028,852
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	11,079,310
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,272,526
Centennial Independent School District No. 12(g)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	894,447
02/01/2033	0.000%	750,000	522,293
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,571,670
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,877,956
County of Hennepin
Unlimited General Obligation Bonds
Series 2020A
12/01/2037	5.000%	2,385,000	3,107,641
12/01/2038	5.000%	2,700,000	3,510,305
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,087,628
02/01/2040	3.000%	1,000,000	1,058,656
02/01/2041	3.000%	1,230,000	1,300,395
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,691,006
Duluth Independent School District No. 709(g)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	853,517
02/01/2033	0.000%	1,075,000	820,777
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,181,333

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	7,035,553
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,032,374
02/01/2033	0.000%	2,140,000	1,619,836
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,825,275
12/01/2038	5.000%	3,965,000	4,921,232
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,588,765
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,417,217
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,530,964
02/01/2039	2.250%	2,580,000	2,581,418
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	571,489
02/01/2031	5.000%	1,140,000	1,302,598
Mankato Independent School District No. 77
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2033	4.000%	550,000	646,828
02/01/2036	4.000%	585,000	683,140
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,734,426
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,591,399
02/01/2040	3.000%	2,515,000	2,667,017
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Council
Unlimited General Obligation Bonds
GAN Series 2021C
12/01/2028	5.000%	4,000,000	5,084,671
12/01/2029	5.000%	16,725,000	21,695,989
Unlimited General Obligation Refunding Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2020E
12/01/2028	5.000%	3,135,000	3,985,111
12/01/2029	5.000%	3,530,000	4,579,183
12/01/2030	5.000%	3,690,000	4,880,893
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,469,482
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,121,530
02/01/2031	4.000%	1,735,000	1,939,284
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	5,957,605
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,209,864
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,998,236
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	7,480,622
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,570,404
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	11,144,903

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,122,515
02/01/2036	3.000%	1,000,000	1,085,141
02/01/2037	3.000%	1,035,000	1,120,487
Sartell-St. Stephen Independent School District No. 748(g)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,208,645
02/01/2033	0.000%	2,585,000	1,917,986
02/01/2034	0.000%	1,500,000	1,068,693
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	2,323,223
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	466,495
02/01/2034	4.000%	325,000	336,790
Watertown-Mayer Independent School District No. 111(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,816,602
02/01/2039	0.000%	2,175,000	1,425,721
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	743,121
02/01/2036	3.000%	470,000	498,020
02/01/2037	3.000%	500,000	529,049
02/01/2038	3.000%	1,000,000	1,056,867
02/01/2039	3.000%	1,000,000	1,055,551
Total			201,790,727
Multi-Family 2.5%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,506,777
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,500,168
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	5,000,000	5,047,307
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,149,596
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	5,054,945
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,561,787
Total			20,820,580
Municipal Power 0.9%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,125,393
12/01/2028	4.000%	950,000	1,066,493
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	4,936,375
Total			7,128,261
Nursing Home 2.8%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	521,399
09/01/2052	5.000%	1,500,000	1,550,723
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,506,817
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,511,172

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,046,995
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,759,962
07/01/2041	4.000%	3,755,000	3,991,746
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	1,010,960
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,231,155
05/01/2048	5.125%	6,250,000	6,397,809
Total			22,528,738
Other Bond Issue 0.6%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	109,216
06/01/2028	4.000%	170,000	184,245
06/01/2029	4.000%	165,000	177,566
06/01/2030	4.000%	125,000	133,638
06/01/2031	4.000%	100,000	106,368
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	504,979
08/01/2033	3.000%	500,000	504,469
08/01/2034	3.125%	850,000	860,255
08/01/2035	3.125%	800,000	808,987
Series 2020A
12/01/2036	5.000%	1,580,000	1,930,672
Total			5,320,395
Other Utility 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	983,746
10/01/2032	4.000%	800,000	896,686
10/01/2033	4.000%	655,000	732,329
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	254,477
08/01/2036	5.700%	1,250,000	1,271,481
Series 2017-4
10/01/2040	4.000%	1,000,000	1,087,895
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,492,167
Total			6,718,781
Pool / Bond Bank 0.1%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,004,769
Refunded / Escrowed 4.9%
Central Minnesota Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,511,778
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2024	5.000%	300,000	323,226
07/01/2027	5.000%	245,000	263,968
07/01/2028	5.000%	225,000	242,419
07/01/2033	5.000%	650,000	700,322
County of Rice(e)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A Escrowed to Maturity
08/01/2022	5.000%	2,345,000	2,428,067
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,322,830
02/01/2034	5.000%	1,200,000	1,322,830
02/01/2039	5.000%	1,300,000	1,433,066
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,230,815

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,935,518
11/15/2044	5.000%	1,000,000	1,174,207
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,093,943
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	339,205
10/01/2026	5.000%	280,000	292,238
10/01/2027	5.000%	200,000	208,742
10/01/2032	5.000%	700,000	730,596
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,415,409
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,008,472
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,101,737
01/01/2046	5.000%	4,025,000	4,434,492
Worthington Independent School District No. 518
Prerefunded 02/01/26 Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,561,936
Total			40,075,816
Retirement Communities 4.3%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,598,263
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,127,215
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	523,479
09/01/2061	4.000%	870,000	901,058
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,347,775
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	501,809
08/01/2048	4.000%	500,000	487,926
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,283,099
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	999,989
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,346,149
10/01/2047	5.000%	2,000,000	2,183,966
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,526,502
08/01/2053	5.000%	600,000	606,519
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,440,123
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,027,541
09/01/2042	5.000%	875,000	909,442
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,514,802

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	286,542
09/01/2037	4.250%	300,000	312,747
09/01/2042	5.000%	1,000,000	1,058,590
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,730,159
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,522,158
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,078,772
Total			35,314,625
Sales Tax 0.9%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,411,515
Puerto Rico Sales Tax Financing Corp.(g),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	17,751,000	5,764,602
Total			7,176,117
Single Family 3.0%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	215,000	215,129
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2030	3.300%	85,000	87,134
Residential Housing Finance
Series 2017A
07/01/2030	3.200%	145,000	145,573
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,800,000	1,774,320
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	909,449	939,634
06/01/2049	3.150%	1,020,590	1,048,583
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,594,487	2,659,283
Series 2019F
07/01/2044	2.750%	1,955,000	2,005,898
Series 2020B (GNMA)
01/01/2044	2.800%	3,145,000	3,266,712
Series 2020E (GNMA)
07/01/2044	2.700%	1,480,000	1,511,648
Series 2021B (GNMA)
07/01/2046	2.450%	2,625,000	2,594,309
07/01/2051	2.500%	3,585,000	3,524,389
Social Bonds
Series 2021F
07/01/2046	2.400%	4,500,000	4,381,910
Total			24,154,522
Special Non Property Tax 0.1%
Puerto Rico Highway & Transportation Authority(d),(h)
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,000,000	1,115,000
State Appropriated 3.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,079,233
03/01/2028	5.000%	3,000,000	3,047,540
03/01/2029	5.000%	4,250,000	4,317,348
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,482,873
University of Minnesota
Refunding Revenue Bonds
State Supported Biomedical Science Research Facilities Funding Program
Series 2021
08/01/2034	5.000%	3,780,000	5,255,038
08/01/2035	5.000%	1,750,000	2,471,994
08/01/2036	5.000%	570,000	816,816

10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,372,330
Total			31,843,172
State General Obligation 8.0%
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	10,000,000	12,226,786
Series 2018A
08/01/2031	5.000%	5,000,000	6,287,681
08/01/2033	5.000%	7,500,000	9,432,154
Series 2020A
08/01/2031	5.000%	6,450,000	8,462,020
08/01/2032	5.000%	8,830,000	11,550,123
08/01/2036	5.000%	5,000,000	6,479,791
08/01/2038	5.000%	5,000,000	6,448,858
Series 2021B
09/01/2040	2.000%	5,000,000	4,894,397
Total			65,781,810
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,500,000	2,542,262
Total Municipal Bonds (Cost $774,686,323)			808,580,603
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	265,557	265,530
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	440,060	440,060
Total Money Market Funds (Cost $705,616)		705,590
Total Investments in Securities (Cost: $775,791,939)		809,686,193
Other Assets & Liabilities, Net		7,518,915
Net Assets		817,205,108

At October 31, 2021, securities and/or cash totaling $383,600 were pledged as collateral.
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $8,601,375, which represents 1.05% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $9,474,844, which represents 1.16% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $11,815,977, which represents 1.45% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2021 (Unaudited)
Abbreviation Legend
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2021

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